Commitments, Guarantees and Contingent Liabilities	6 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
24.	Commitments, Guarantees and Contingent Liabilities
Commitments
—The Company and certain subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥4,066 million and ¥9,786 million as of March 31, 2023 and September 30, 2023, respectively.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable
contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥4,138 million and ¥4,240 million for the six months ended September 30, 2022 and 2023, respectively, and ¥2,055 million and ¥2,132 million for the three months ended September 30, 2022 and 2023, respectively. As of March 31, 2023 and September 30, 2023, the amounts due are as follows:

	Millions of yen
	March 31, 2023	September 30, 2023
Within one year	¥5,846	¥5,919
More than one year	8,353	8,511

Total	¥14,199	¥14,430

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥146,945 million and ¥119,923 million as of March 31, 2023 and September 30, 2023, respectively.
The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available are ¥458,994 million and ¥493,570 million as of March 31, 2023 and September 30, 2023, respectively.

Guarantees
—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC 460 (“Guarantees”). Some of these guarantees, whose contractual obligations cannot be unconditionally cancelled, are in the scope of the Credit Losses Standard and are recognized as other liabilities in the consolidated balance sheets. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2023 and September 30, 2023:

	March 31, 2023			September 30, 2023
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥479,406	¥5,033	2029	¥485,438	¥4,729	2030
Transferred loans	436,069	2,185	2062	509,204	2,869	2062
Consumer loans	295,273	48,207	2034	301,470	49,420	2034
Real estate loans	18,193	2,031	2048	6,963	466	2048
Other	2,484	0	2036	13,481	1	2044

Total	¥1,231,425	¥57,456	—	¥1,316,556	¥57,485	—

Guarantee of corporate loans:
The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2023 and September 30, 2023, total notional amount of the loans subject to such guarantees are ¥494,000 million and ¥494,000 million, respectively, and book value of guarantee liabilities are ¥2,309 million and ¥2,188 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year or the end of interim period. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2023.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval mainly from Fannie Mae under the Delegated Underwriting and Servicing program and Freddie Mac under the Delegated Underwriting Initiative program. As part of these programs, Fannie Mae and Freddie Mac provide a commitment to purchase the loans.
Under these programs, the subsidiary guarantees the performance of the loans transferred to Fannie Mae and Freddie Mac and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees for the six months ended September 30, 2023.
As of March 31, 2023 and September 30, 2023, the total outstanding principal amount of loans transferred under the Delegated Underwriting and Servicing program, for which the subsidiary guarantees to absorb some of the losses, were ¥2,175,722 million and ¥2,543,499 million, respectively.

Guarantee of consumer loans:
A certain subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally three months or more.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2023.
Guarantee of real estate loans:
The Company and certain subsidiaries guarantee real estate loans for consumer issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The real estate loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2023.
Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts. In addition to the above, joint guarantees for payment obligations of affiliated companies are included.
Allowance for
off-balance
sheet credit exposures—
If the entity has a present contractual obligation to extend the credit and the obligation is not unconditionally cancelable by the entity, credit losses related the loan commitments of card loans and installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of card loans and installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. These allowance for off-balance
sheet credit exposures is measured using the same measurement objectives as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is recorded as other liabilities in the consolidated balance sheets and the allowance were ¥17,843 million and ¥18,783 million as of March 31, 2023 and September 30, 2023, respectively. Additionally, provision for credit losses in the consolidated statements of income for the six months ended September 30, 2022 included a reversal of ¥868 million, which was mainly due to an improved macroeconomic forecast in the Americas. Provision for credit losses in the consolidated statements of income for the six months ended September 30, 2023 was ¥591 million, which was mainly due to the deterioration in macroeconomic forecasts in certain markets in the Americas compared with the previous year. Provision for credit losses in the consolidated statements of income for the three months ended September 30, 2022 included a reversal of
 ¥225 million, which was mainly due to an improved macroeconomic forecast in the Americas. Provision for credit losses in the consolidated statements of income for the three months ended September 30, 2023 was ¥171 million, which was mainly due to the deterioration in macroeconomic forecasts in certain markets in the Americas compared with the previous year.
Contingencies—
The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2023 and September 30, 2023:

	Millions of yen
	March 31, 2023	September 30, 2023
Lease payments, loans and investment in operating leases	¥148,057	¥170,355
Investment in securities	183,441	216,483
Property under facility operations	130,191	158,663
Other assets and other	110,159	131,602

Total	¥571,848	¥677,103

As of March 31, 2023 and September 30, 2023, debt liabilities were secured by shares of subsidiaries, which were eliminated through consolidation adjustment, of ¥407,495 million and ¥367,973 million, respectively, and debt liabilities of affiliates were secured by investment in affiliates of ¥31,379 million and ¥31,407 million, respectively. As of March 31, 2023 and September 30, 2023, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥9,911 million and ¥9,530 million, respectively. In addition, ¥101,827 million and ¥166,216 million, respectively, were pledged primarily by investment in securities for collateral deposits and deposit for real estate transaction as of March 31, 2023 and September 30, 2023.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of September 30, 2023.